INVESTMENTS IN AFFILIATES AND CONTROLLED INVESTMENTS (Details)	3 Months Ended
	Mar. 31, 2023 USD ($) shares
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 35,929,006
ENDING BALANCE	28,125,998
Equipment Leasing [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	877,125
INTEREST	0
REALIZED GAIN (LOSS)	0
CHANGE IN APPRECIATION/(DEPRECIATION)	(385,014)
ENDING BALANCE	492,111
Aerospace [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	7,897,750
INTEREST	148,983
REALIZED GAIN (LOSS)	0
CHANGE IN APPRECIATION/(DEPRECIATION)	1,074,083
ENDING BALANCE	8,971,833
Medical Devices [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	17,116,721
INTEREST	0
REALIZED GAIN (LOSS)	0
CHANGE IN APPRECIATION/(DEPRECIATION)	(2,801,387)
ENDING BALANCE	14,315,334
Semiconductor Equipment [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	3,520,496
INTEREST	0
REALIZED GAIN (LOSS)	0
CHANGE IN APPRECIATION/(DEPRECIATION)	2,860,511
ENDING BALANCE	6,381,006
Intellectuals Property [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	737,224
INTEREST	0
REALIZED GAIN (LOSS)	(7,864,997)
CHANGE IN APPRECIATION/(DEPRECIATION)	7,626,197
ENDING BALANCE	0
Advanced Materials [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	337,500
INTEREST	0
REALIZED GAIN (LOSS)	0
CHANGE IN APPRECIATION/(DEPRECIATION)	(134,828)
ENDING BALANCE	202,672
Automotive [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	8,862,686
INTEREST	0
REALIZED GAIN (LOSS)	0
CHANGE IN APPRECIATION/(DEPRECIATION)	(4,918,638)
ENDING BALANCE	4,044,048
E Q X Capital Inc Common Stock [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	11,130	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(7,920)	[1]
ENDING BALANCE	$ 3,210	[1]
SHARES HELD | shares	100,000	[1]
E Q X Capital Inc Series A Preferred Stock [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 865,995	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(377,094)	[1]
ENDING BALANCE	$ 488,901	[1]
SHARES HELD | shares	1,950,000	[1]
Hera Systems Inc Convertible Note [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 5,359,791	[1]
PURCHASE/MERGER	0	[1]
INTEREST	133,994	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	0	[1]
ENDING BALANCE	$ 5,359,791	[1]
SHARES HELD | shares	5,359,791	[1]
Hera Systems Inc Convertible Note 1 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 1,200,000	[1]
PURCHASE/MERGER	0	[1]
INTEREST	14,989	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	0	[1]
ENDING BALANCE	$ 1,200,000	[1]
SHARES HELD | shares	1,200,000	[1]
Hera Systems Inc Series A Preferred [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 4,735	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	14,621	[1]
ENDING BALANCE	$ 19,356	[1]
SHARES HELD | shares	3,642,324	[1]
Hera Systems Inc Series B Preferred [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 275,585	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	218,694	[1]
ENDING BALANCE	$ 494,279	[1]
SHARES HELD | shares	7,039,203
Hera Systems Inc Series B Warrants [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 478,608
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	380,540	[1]
ENDING BALANCE	$ 859,148	[1]
SHARES HELD | shares	12,250,000	[1]
Hera Systems Inc Series B Warrants 1 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 242,817	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	193,064	[1]
ENDING BALANCE	$ 435,881	[1]
SHARES HELD | shares	6,214,922	[1]
Hera Systems Inc Series B Warrants 2 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 205,118	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	163,088	[1]
ENDING BALANCE	$ 368,206	[1]
SHARES HELD | shares	5,250,000	[1]
Hera Systems Inc Series B Warrants 3 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 27,349	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	21,745	[1]
ENDING BALANCE	$ 49,094	[1]
SHARES HELD | shares	700,000	[1]
Hera Systems Inc Series C Preferred [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 103,747	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	82,331	[1]
ENDING BALANCE	$ 186,078	[1]
SHARES HELD | shares	2,650,000	[1]
Intra Op Medical Corp Convertible Note [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 6,746,169	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(1,104,103)	[1]
ENDING BALANCE	$ 5,642,066	[1]
SHARES HELD | shares	10,961,129	[1]
Intra Op Medical Corp Convertible Note 1 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 800,102	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(130,948)	[1]
ENDING BALANCE	$ 669,154	[1]
SHARES HELD | shares	1,300,000	[1]
Intra Op Medical Corp Convertible Note 2 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 307,731	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(50,364)	[1]
ENDING BALANCE	$ 257,367	[1]
SHARES HELD | shares	500,000	[1]
Intra Op Medical Corp Convertible Note 3 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 307,731	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(50,364)	[1]
ENDING BALANCE	$ 257,367	[1]
SHARES HELD | shares	500,000	[1]
Intra Op Medical Corp Convertible Note 4 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 1,846,389	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(302,187)	[1]
ENDING BALANCE	$ 1,544,202	[1]
SHARES HELD | shares	3,000,000	[1]
Intra Op Medical Corp Convertible Note 5 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 615,463	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(100,729)	[1]
ENDING BALANCE	$ 514,734	[1]
SHARES HELD | shares	1,000,000	[1]
Intra Op Medical Corp Convertible Note 6 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 246,185	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(40,291)	[1]
ENDING BALANCE	$ 205,894	[1]
SHARES HELD | shares	400,000	[1]
Intra Op Medical Corp Convertible Note 7 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 307,731	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(50,364)	[1]
ENDING BALANCE	$ 257,367	[1]
SHARES HELD | shares	500,000	[1]
Intra Op Medical Corp Convertible Note 8 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 461,597	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(75,547)	[1]
ENDING BALANCE	$ 386,050	[1]
SHARES HELD | shares	750,000	[1]
Intra Op Medical Corp Convertible Note 9 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 307,731	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(50,364)	[1]
ENDING BALANCE	$ 257,367	[1]
SHARES HELD | shares	500,000	[1]
Intra Op Medical Corp Convertible Note 10 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 307,732	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(50,365)	[1]
ENDING BALANCE	$ 257,367	[1]
SHARES HELD | shares	500,000	[1]
Intra Op Medical Corp Convertible Note 11 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 307,732	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(50,365)	[1]
ENDING BALANCE	$ 257,367	[1]
SHARES HELD | shares	500,000	[1]
Intra Op Medical Corp Convertible Note 12 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 615,463	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(100,729)	[1]
ENDING BALANCE	$ 514,734	[1]
SHARES HELD | shares	1,000,000	[1]
Intra Op Medical Corp Convertible Note 13 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 307,732	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(50,365)	[1]
ENDING BALANCE	$ 257,367	[1]
SHARES HELD | shares	500,000	[1]
Intra Op Medical Corp Convertible Note 14 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 615,463	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(100,729)	[1]
ENDING BALANCE	$ 514,734	[1]
SHARES HELD | shares	1,000,000	[1]
Intra Op Medical Corp Convertible Note 15 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 307,732	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(50,365)	[1]
ENDING BALANCE	$ 257,367	[1]
SHARES HELD | shares	500,000	[1]
Intra Op Medical Corp Convertible Note 16 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 307,732	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(50,365)	[1]
ENDING BALANCE	$ 257,367	[1]
SHARES HELD | shares	500,000	[1]
Intra Op Medical Corp Convertible Note 17 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 307,732	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(50,365)	[1]
ENDING BALANCE	$ 257,367	[1]
SHARES HELD | shares	500,000	[1]
Intra Op Medical Corp Convertible Note 18 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 123,093	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(20,146)	[1]
ENDING BALANCE	$ 102,947	[1]
SHARES HELD | shares	200,000	[1]
Intra Op Medical Corp Convertible Note 19 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 430,824	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(70,510)	[1]
ENDING BALANCE	$ 360,314	[1]
SHARES HELD | shares	700,000	[1]
Intra Op Medical Corp Convertible Note 20 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 92,319	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(15,109)	[1]
ENDING BALANCE	$ 77,210	[1]
SHARES HELD | shares	150,000	[1]
Intra Op Medical Corp Convertible Note 21 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 215,412	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(35,255)	[1]
ENDING BALANCE	$ 180,157	[1]
SHARES HELD | shares	350,000	[1]
Intra Op Medical Corp Series C Preferred [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 0	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	0	[1]
ENDING BALANCE	$ 0	[1]
SHARES HELD | shares	26,856,187	[1]
Intra Op Medical Corp Term Note [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 1,230,926	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(201,458)	[1]
ENDING BALANCE	$ 1,029,468	[1]
SHARES HELD | shares	2,000,000	[1]
Revasum Inc C D I [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 3,520,496	[1],[2]
PURCHASE/MERGER	0	[1],[2]
INTEREST	0	[1],[2]
SALES/MATURITY/EXPIRATION	0	[1],[2]
REALIZED GAIN (LOSS)	0	[1],[2]
CHANGE IN APPRECIATION/(DEPRECIATION)	2,860,511	[1],[2]
ENDING BALANCE	$ 6,381,006	[1],[2]
SHARES HELD | shares	39,774,889	[1],[2]
Silicon Genesis Corp Common Stock [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 111	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	(7,966)	[1]
REALIZED GAIN (LOSS)	(161,080)	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	168,935	[1]
ENDING BALANCE	$ 0	[1]
SHARES HELD | shares	0	[1]
Silicon Genesis Corp Common Warrants [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 1	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	(1)	[1]
REALIZED GAIN (LOSS)	(6,677)	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	6,677	[1]
ENDING BALANCE	$ 0	[1]
SHARES HELD | shares	0	[1]
Silicon Genesis Corp Series 1 G Preferred [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 306,671	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	(417,972)	[1]
REALIZED GAIN (LOSS)	(3,462,620)	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	3,573,921	[1]
ENDING BALANCE	$ 0	[1]
SHARES HELD | shares	0	[1]
Silicon Genesis Corp Series 1 H Preferred [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 35,529	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	(7,241)	[1]
REALIZED GAIN (LOSS)	(929,654)	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	901,366	[1]
ENDING BALANCE	$ 0	[1]
SHARES HELD | shares	0	[1]
Silicon Genesis Corp Series 1 D Preferred [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 2,552	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	(7,351)	[1]
REALIZED GAIN (LOSS)	(424,549)	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	429,348	[1]
ENDING BALANCE	$ 0	[1]
SHARES HELD | shares	0	[1]
Silicon Genesis Corp Series 1 E Preferred [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 320,592	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	(49,292)	[1]
REALIZED GAIN (LOSS)	(2,323,111)	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	2,051,811	[1]
ENDING BALANCE	$ 0	[1]
SHARES HELD | shares	0	[1]
Silicon Genesis Corp Series 1 F Preferred [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 70,806	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	(7,885)	[1]
REALIZED GAIN (LOSS)	(448,504)	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	385,583	[1]
ENDING BALANCE	$ 0	[1]
SHARES HELD | shares	0	[1]
Silicon Genesis Corp Series 1 C Preferred Stock [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 962	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	(716)	[1]
REALIZED GAIN (LOSS)	(108,802)	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	108,556	[1]
ENDING BALANCE	$ 0	[1]
SHARES HELD | shares	0	[1]
U C T Coatings Inc Common Stock [Member] | Advanced Materials [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 337,500
PURCHASE/MERGER	0
INTEREST	0
SALES/MATURITY/EXPIRATION	0
REALIZED GAIN (LOSS)	0
CHANGE IN APPRECIATION/(DEPRECIATION)	(134,828)
ENDING BALANCE	$ 202,672
SHARES HELD | shares	1,500,000
Wrightspeed Inc Common Stock [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 546	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(260)	[1]
ENDING BALANCE	$ 286	[1]
SHARES HELD | shares	69,102	[1]
Wrightspeed Inc Convertible Note [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 65,000	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(36,000)	[1]
ENDING BALANCE	$ 29,000	[1]
SHARES HELD | shares	200,000	[1]
Wrightspeed Inc Convertible Note 1 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 60,125	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(33,300)	[1]
ENDING BALANCE	$ 26,825	[1]
SHARES HELD | shares	185,000	[1]
Wrightspeed Inc Convertible Note 2 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 21,125	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(11,700)	[1]
ENDING BALANCE	$ 9,425	[1]
SHARES HELD | shares	65,000	[1]
Wrightspeed Inc Convertible Note 3 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 81,250	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(45,000)	[1]
ENDING BALANCE	$ 36,250	[1]
SHARES HELD | shares	250,000	[1]
Wrightspeed Inc Convertible Note 4 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 81,250	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(45,000)	[1]
ENDING BALANCE	$ 36,250	[1]
SHARES HELD | shares	250,000	[1]
Wrightspeed Inc Convertible Note 5 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 81,250	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(45,000)	[1]
ENDING BALANCE	$ 36,250	[1]
SHARES HELD | shares	250,000	[1]
Wrightspeed Inc Convertible Note 6 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 227,500	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(126,000)	[1]
ENDING BALANCE	$ 101,500	[1]
SHARES HELD | shares	700,000	[1]
Wrightspeed Inc Convertible Note 7 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 81,250	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(45,000)	[1]
ENDING BALANCE	$ 36,250	[1]
SHARES HELD | shares	250,000	[1]
Wrightspeed Inc Convertible Note 8 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 81,250	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(45,000)	[1]
ENDING BALANCE	$ 36,250	[1]
SHARES HELD | shares	250,000	[1]
Wrightspeed Inc Convertible Note 9 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 81,250	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(45,000)	[1]
ENDING BALANCE	$ 36,250	[1]
SHARES HELD | shares	250,000	[1]
Wrightspeed Inc Convertible Note 10 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 43,875	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(24,300)	[1]
ENDING BALANCE	$ 19,575	[1]
SHARES HELD | shares	135,000	[1]
Wrightspeed Inc Convertible Note 11 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 53,625	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(29,700)	[1]
ENDING BALANCE	$ 23,925	[1]
SHARES HELD | shares	165,000	[1]
Wrightspeed Inc Convertible Note 12 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 40,625	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(22,500)	[1]
ENDING BALANCE	$ 18,125	[1]
SHARES HELD | shares	125,000	[1]
Wrightspeed Inc Convertible Note 13 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 0	[1]
PURCHASE/MERGER	100,000	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(85,500)	[1]
ENDING BALANCE	$ 14,500	[1]
SHARES HELD | shares	100,000	[1]
Wrightspeed Inc Convertible Note 14 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 81,250	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(45,000)	[1]
ENDING BALANCE	$ 36,250	[1]
SHARES HELD | shares	250,000	[1]
Wrightspeed Inc Convertible Note 15 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 325,000	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(180,000)	[1]
ENDING BALANCE	$ 145,000	[1]
SHARES HELD | shares	1,000,000	[1]
Wrightspeed Inc Convertible Note 16 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 325,000	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(180,000)	[1]
ENDING BALANCE	$ 145,000	[1]
SHARES HELD | shares	1,000,000	[1]
Wrightspeed Inc Convertible Note 17 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 325,000	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(180,000)	[1]
ENDING BALANCE	$ 145,000	[1]
SHARES HELD | shares	1,000,000	[1]
Wrightspeed Inc Convertible Note 18 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 1,601,930	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(887,223)	[1]
ENDING BALANCE	$ 714,707	[1]
SHARES HELD | shares	4,929,015	[1]
Wrightspeed Inc Convertible Note 19 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 243,750	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(135,000)	[1]
ENDING BALANCE	$ 108,750	[1]
SHARES HELD | shares	750,000	[1]
Wrightspeed Inc Convertible Note 20 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 292,500	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(162,000)	[1]
ENDING BALANCE	$ 130,500	[1]
SHARES HELD | shares	900,000	[1]
Wrightspeed Inc Convertible Note 21 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 121,875	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(67,500)	[1]
ENDING BALANCE	$ 54,375	[1]
SHARES HELD | shares	375,000	[1]
Wrightspeed Inc Convertible Note 22 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 130,000	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(72,000)	[1]
ENDING BALANCE	$ 58,000	[1]
SHARES HELD | shares	400,000	[1]
Wrightspeed Inc Convertible Note 23 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 341,250	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(189,000)	[1]
ENDING BALANCE	$ 152,250	[1]
SHARES HELD | shares	1,050,000	[1]
Wrightspeed Inc Convertible Note 24 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 325,000	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(180,000)	[1]
ENDING BALANCE	$ 145,000	[1]
SHARES HELD | shares	1,000,000	[1]
Wrightspeed Inc Convertible Note 25 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 325,000	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(180,000)	[1]
ENDING BALANCE	$ 145,000	[1]
SHARES HELD | shares	1,000,000	[1]
Wrightspeed Inc Convertible Note 26 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 325,000	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(180,000)	[1]
ENDING BALANCE	$ 145,000	[1]
SHARES HELD | shares	1,000,000	[1]
Wrightspeed Inc Convertible Note 27 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 390,000	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(216,000)	[1]
ENDING BALANCE	$ 174,000	[1]
SHARES HELD | shares	1,200,000	[1]
Wrightspeed Inc Convertible Note 28 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 455,000	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(252,000)	[1]
ENDING BALANCE	$ 203,000	[1]
SHARES HELD | shares	1,400,000	[1]
Wrightspeed Inc Convertible Note 29 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 650,000	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(360,000)	[1]
ENDING BALANCE	$ 290,000	[1]
SHARES HELD | shares	2,000,000	[1]
Wrightspeed Inc Convertible Note 30 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 130,000	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(72,000)	[1]
ENDING BALANCE	$ 58,000	[1]
SHARES HELD | shares	400,000	[1]
Wrightspeed Inc Convertible Note 31 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 97,500	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(54,000)	[1]
ENDING BALANCE	$ 43,500	[1]
SHARES HELD | shares	300,000	[1]
Wrightspeed Inc Convertible Note 32 [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 325,000	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(180,000)	[1]
ENDING BALANCE	$ 145,000	[1]
SHARES HELD | shares	1,000,000	[1]
Wrightspeed Inc Series A A Preferred [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 1,049,478	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(506,132)	[1]
ENDING BALANCE	$ 543,346	[1]
SHARES HELD | shares	60,733,693	[1]
Wrightspeed Inc Series A A Warrants [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 3,232	[1]
PURCHASE/MERGER	0	[1]
INTEREST	0	[1]
SALES/MATURITY/EXPIRATION	0	[1]
REALIZED GAIN (LOSS)	0	[1]
CHANGE IN APPRECIATION/(DEPRECIATION)	(1,523)	[1]
ENDING BALANCE	$ 1,709	[1]
SHARES HELD | shares	609,756	[1]
Total Affiliates And Controlled Investments [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	$ 39,349,502
INTEREST	148,983
REALIZED GAIN (LOSS)	(7,864,997)
CHANGE IN APPRECIATION/(DEPRECIATION)	3,320,924
ENDING BALANCE	34,407,004
Affiliates [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	337,500
INTEREST	0
REALIZED GAIN (LOSS)	0
CHANGE IN APPRECIATION/(DEPRECIATION)	(134,828)
ENDING BALANCE	202,672
Controlled Investments [Member]
Net Investment Income [Line Items]
BEGINNING BALANCE	39,012,002
INTEREST	148,983
REALIZED GAIN (LOSS)	(7,864,997)
CHANGE IN APPRECIATION/(DEPRECIATION)	3,455,752
ENDING BALANCE	$ 34,204,332

[1]	Controlled Investments.
[2]	CDI: CHESS Depositary Interest